EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
EMPLOYEE BENEFITS [Abstract]
Employee benefits expense	$ 17,799	¥ 115,297	¥ 104,373	¥ 86,616